Related Party Loans (Tables)	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Table
	2016	2015
Wyn Ward	$20,000	10,000
Erik Durrant	92,446	2,630
Kent Durrant	196,000	185,000
Lori Durrant	8,300	8,300
	$316,746	205,930

Related Party Loans interest rate and balance

The following table discloses the terms, interest rate, and balance of the related party loans:

Lender	Principal Balance	Interest Rate	Loan Origination	Maturity Date	Collateral
Wyn Ward (Loan 1)	$10,000	0.00%	April 1, 2015	Paid off April 2015	None
Wyn Ward (Loan 2)	$10,000	0.00%	October 31, 2015	June 1, 2017	None
Wyn Ward (Loan 3)	$10,000	0.00%	February 29, 2016	June 1, 2017	None
Erik Durrant	$92,446	0.00%	March 30, 2015	June 1, 2017	None
Kent Durrant	$196,000	0.00%	July 1, 2016	June 1, 2017	None
Lori Durrant	$8,300	0.00%	April 23, 2011	June 1, 2017	Laser Printer